Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Peter M. Hong, Esquire Direct Dial - (202) 419-8429
1933 Act Rule 485(a) 1933 Act File No. 333-40455 1940 Act File No. 811-08495

September 30, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (“Registrant”)

File Nos. 333-40455 and 811-08495

Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”) submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 200/201 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant.

As mentioned on the facing sheet, the Amendment relates only to the Nationwide Bond Index Fund, the Nationwide International Index Fund, the Nationwide Mid Cap Market Index Fund, the Nationwide Small Cap Index Fund and the Nationwide Inflation-Protected Securities Fund, each a series of the Registrant. The Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

This Amendment is being filed to incorporate changes into the Registrant’s registration statement with respect to the addition of Institutional Service Class shares for the Nationwide Bond Index Fund, the Nationwide International Index Fund, the Nationwide Mid Cap Market Index Fund, the Nationwide Small Cap Index Fund and the Nationwide Inflation-Protected Securities Fund (each a “Fund”), respectively.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the Statement of Additional Information relating to each Fund; and (iii) adding new exhibits to the Registration Statement.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jessica Burt, Esquire at (202) 419-8409.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong, Esq.

cc:	Allan J. Oster, Esq.

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